OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	December 31, 2020			December 31, 2019
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	8,734	7,484	1,250	8,734	6,910	1,824
IP & Technology	7,019	3,959	3,060	7,019	3,389	3,630
Capitalized software development costs	7,265	5,305	1,960	6,675	4,064	2,611
	23,018	16,748	6,270	22,428	14,363	8,065

Amortization expenses amounted to $2,385 and $2,161 for the years ended December 31, 2020 and 2019, respectively.